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August 11, 2010

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.  20549

Attn: Larry L. Greene, Division of Investment Management

Mail Stop 0505

Re:	Morgan Stanley China A Share Fund, Inc.
File Numbers 811-21926 & 333-167947

Dear Mr. Greene:

On July 1, 2010, the Morgan Stanley China A Share Fund, Inc. (the “Registrant”) filed a Registration Statement on Form N-2 relating to a proposed rights offering by the Registrant.   Enclosed for filing on behalf of the Registrant is Pre-Effective Amendment No. 1 to that Registration Statement (the “Amendment”).  The Registrant has separately submitted a request that the effectiveness for the above-referenced Registration Statement on Form N-2 be accelerated to 10:00 a.m., New York time, on August 12, 2010, or as soon thereafter as practicable.

Filing fees required under the 1933 Act have been transmitted to the SEC’s lockbox. If you have any questions or comments, please contact the undersigned at (212) 698-3529.

Sincerely,

/s/ Stuart M. Strauss

Stuart M. Strauss

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